Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	32 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Teucrium 2x Daily Corn ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Teucrium 2x Daily Corn ETF NAV
Average Annual Return, Percent	6.89%
Teucrium 2x Daily Wheat ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Teucrium 2x Daily Wheat ETF NAV
Average Annual Return, Percent	(2.51%)
Teucrium Agricultural Strategy No K-1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Teucrium Agricultural Strategy No K-1 ETF NAV
Average Annual Return, Percent		(14.17%)	(11.38%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	(2.74%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	(2.74%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%	17.55%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		5.38%	(5.90%)